Guarantees (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012
Guarantees disclosure
Performance guarantee obligations for 2012 separation, fair value	$ 3	$ 3
Performance guarantee obligations for 2007 separation, fair value	3	3
Letters of credit and bank guarantees outstanding	424
Roll-forward of warranty accrual:
Warranty accrual, balance at the beginning of the period	30
Warranties issued	16
Changes in estimates	(4)
Settlements	(11)
Warranty accrual, balance at the end of the period	$ 31